Taxation - Current and deferred portion of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current and deferred portion of income tax expense
Current income tax expense/(benefit)	¥ (11,431)		¥ 1,545	¥ 5,027
Deferred income tax expense/(benefit)	(2,470)	$ (349)	977	1,845
Income tax expense/(benefit)	¥ (13,901)	$ (1,963)	¥ 2,522	¥ 6,872